Consolidated Statements of Profit or Loss and Other Comprehensive Income - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Revenue	₪ 270,200	₪ 238,845	₪ 355,553
Cost of revenue before fair value adjustments	229,519	203,252	247,214
Gross income before impact of changes in fair value	40,681	35,593	108,339
Unrealized changes to fair value adjustments of biological assets	21	6,458	261
Loss from fair value changes realized in the current year	7,521	11,818	3,505
Gross profit	33,181	30,233	105,095
Research and development expenses	390	414	388
General and administrative expenses	40,889	53,669	42,610
Sales and marketing expenses	52,507	54,225	53,269
Other expenses (income), net	(37,522)	(12,807)	47,138
Changes in the fair value of financial assets through profit or loss, net	2,028	(341)	665
Share based payments	2,429	2,281	2,592
Share of profit of investees accounted for using the equity method	(296)
Operating loss	(27,244)	(67,208)	(41,567)
Financing income	3,129	2,747	5,883
Financing expenses	19,988	22,862	25,601
Financing expenses, net	16,859	20,115	19,718
loss before taxes on income	(44,103)	(87,323)	(61,285)
Tax (expense) benefit	7,319	14,530	(2,248)
Total comprehensive loss for the year	(36,784)	(72,793)	(63,533)
Attribution of net loss for the year:
To the Company’s shareholders	(35,710)	(67,795)	(61,959)
To non-controlling interests	(1,074)	(4,998)	(1,574)
Total	₪ (36,784)	₪ (72,793)	₪ (63,533)
Loss per share
Basic loss	₪ (0.66)	₪ (1.48)	₪ (1.36)
Diluted loss	₪ (0.66)	₪ (1.48)	₪ (1.36)